Investment Portfolio - March 31, 2025

(unaudited)

CALLODINE EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 97.6%

Communication Services - 4.6%
Interactive Media & Services - 4.6%
Match Group, Inc.	250,000	$7,800,000
Consumer Discretionary - 12.2%
Diversified Consumer Services - 2.4%
Perdoceo Education Corp.	162,797	4,099,228
Hotels, Restaurants & Leisure - 3.2%
Jack in the Box, Inc.	200,000	5,438,000
Textiles, Apparel & Luxury Goods - 6.6%
Wolverine World Wide, Inc.	800,000	11,128,000
Total Consumer Discretionary		20,665,228
Consumer Staples - 10.9%
Consumer Staples Distribution & Retail - 2.5%
Walgreens Boots Alliance, Inc.	384,320	4,292,854
Household Products - 8.4%
Spectrum Brands Holdings, Inc.	200,000	14,310,000
Total Consumer Staples		18,602,854
Energy - 14.8%
Energy Equipment & Services - 0.7%
Liberty Energy, Inc.	70,094	1,109,588
Oil, Gas & Consumable Fuels - 14.1%
Delek U.S. Holdings, Inc.	275,000	4,144,250
Energy Transfer LP	525,000	9,759,750
Genesis Energy LP	450,000	7,060,500
Plains All American Pipeline LP	150,000	3,000,000
		23,964,500
Total Energy		25,074,088
Financials - 18.1%
Banks - 1.6%
Citigroup, Inc.	25,000	1,774,750
M&T Bank Corp.	5,000	893,750
		2,668,500
Capital Markets - 7.8%
AllianceBernstein Holding LP	174,060	6,668,239
Blue Owl Capital, Inc.	325,000	6,513,000
		13,181,239
Consumer Finance - 2.1%
Capital One Financial Corp.	20,000	3,586,000
Financial Services - 5.5%
Equitable Holdings, Inc.	40,289	2,098,654
Global Payments, Inc.	75,000	7,344,000
		9,442,654
	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Chimera Investment Corp.	150,000	$1,924,500
Total Financials		30,802,893
Health Care - 22.3%
Health Care Equipment & Supplies - 6.5%
Baxter International, Inc.	325,000	11,124,750
Health Care Providers & Services - 3.6%
CVS Health Corp.	90,000	6,097,500
Pharmaceuticals - 12.2%
GSK plc - ADR	200,000	7,748,000
Sanofi S.A. - ADR	111,780	6,199,319
Viatris, Inc.	775,000	6,750,250
		20,697,569
Total Health Care		37,919,819
Industrials - 2.9%
Professional Services - 2.9%
SS&C Technologies Holdings, Inc.	59,749	4,990,834
Materials - 3.1%
Chemicals - 2.1%
OCI N.V. (Netherlands)	300,000	3,483,700
Containers & Packaging - 1.0%
Sealed Air Corp.	60,000	1,734,000
Total Materials		5,217,700
Real Estate - 2.6%
Retail REITs - 2.6%
Realty Income Corp.	75,000	4,350,750
Utilities - 6.1%
Gas Utilities - 2.0%
UGI Corp.	100,811	3,333,820
Multi-Utilities - 4.1%
Algonquin Power & Utilities Corp. (Canada)	1,375,000	7,067,500
Total Utilities		10,401,320
TOTAL COMMON STOCKS
(Identified Cost $168,755,641)		165,825,486

SHORT-TERM INVESTMENT - 2.7%

Dreyfus Government Cash Management, Institutional Shares, 4.23%[1]
(Identified Cost $4,517,323)	4,517,323	4,517,323

TOTAL INVESTMENTS - 100.3% (Identified Cost $173,272,964)		170,342,809
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(541,718)
NET ASSETS - 100%		$169,801,091

Investment Portfolio - March 31, 2025

(unaudited)

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

1Rate shown is the current yield as of March 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$7,800,000	$7,800,000	$—	$—
Consumer Discretionary	20,665,228	20,665,228	—	—
Consumer Staples	18,602,854	18,602,854	—	—
Energy	25,074,088	25,074,088	—	—
Financials	30,802,893	30,802,893	—	—
Health Care	37,919,819	37,919,819	—	—
Industrials	4,990,834	4,990,834	—	—
Materials	5,217,700	1,734,000	3,483,700	—
Real Estate	4,350,750	4,350,750	—	—
Utilities	10,401,320	10,401,320	—	—
Short-Term Investment	4,517,323	4,517,323	—	—
Total assets	$170,342,809	$166,859,109	$3,483,700	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2024 or March 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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